PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 14 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other currents assets consisted of:

	December 31, 2014	December 31, 2013
Rent	$—	$3,962
Directors & officers insurance	31,491	—
Professional fees	10,000	52,739
Other vendors	24,729	32,540
Prepaid expenses and other current assets	$66,220	$89,241

Deposits in escrow

Deposits in escrow consist of amounts paid to open escrow accounts for the purchase of multiple properties to be used to develop retail dispensary or product cultivation facilities.